UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary Siegler
Title:            Authorized Signatory
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Gary Siegler         New York, New York        November 11, 2009
   -----------------         ------------------        -----------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $25,824 (thousands)


List of Other Included Managers:

   None.

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

                                                        INFORMATION TABLE
                                                INDIAN CREEK ASSET MANAGEMENT LLC
                                                            9/30/2009
                                                                                                                SEC USE ONLY

Item 1:                          Item 2 :       Item 3:   Item 4:            Item 5:         Item 6:   Item 7:        Item 8:
Name of Issuer                Title of Class     CUSIP    Market     Share/Prn Share/ Put/  Investment  Other     Voting Authority
                                                          Value        Amount  Prn    Call  Discretion Managers Sole  Shared   None
                                                         (X$1000)

AMEDISYS INC                     COM             023436108  1,745      40,000    SH   CALL     SOLE              40,000
ECHOSTAR CORPORATION             COM             278768106  7,621     412,826    SH            SOLE             412,826
EXTERRAN PARTNERS L.P.           COM             30225N105  1,451      80,600    SH            SOLE              80,600
EXTERRAN HOLDINGS, INC           COM             30225X103  9,496     400,000    SH            SOLE             400,000
PROSHARES TRUST PROSHARES
  ULTRASHORT FINANCIALS          ETF             74347R628  5,511     220,000    SH            SOLE             220,000

